Warrants - Warrants were issued but not exercised (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Warrants measured at fair value through profit and loss
Warrants
Warrants and options in issue but not exercised	19,264,935	19,264,935
Public Warrants
Warrants
Warrants and options in issue but not exercised	15,264,935	15,264,935
Convertible Notes Warrants
Warrants
Warrants and options in issue but not exercised	4,000,000	4,000,000